Commitments and Contingencies (Details Narrative) - shares	1 Months Ended	6 Months Ended
	Apr. 22, 2024	Jun. 30, 2024
Royalties, Percentage		10.00%
Advisory And Consulting Agreement
Compensation common shares	250,000
Description of agreement	the Company entered into an advisory and consulting agreement for a period of 12 months with monthly fees of $14,500, success fees of 4.5% of the total value of any non-financing contract, finder fees of 4.5% of total value of the financing transactions